Fair value measurement	9 Months Ended
Jul. 31, 2021
Text block [abstract]
Fair value measurement
Note 3.    Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2021	Financial assets
Jul. 31	Cash and deposits with banks	$50,047	$249	$–	$–	$50,296	$50,296	$–
	Securities	33,665	71,992	62	51,759	157,478	157,969	491
	Cash collateral on securities borrowed	13,296	–	–	–	13,296	13,296	–
	Securities purchased under resale agreements	55,818	7,092	–	–	62,910	62,910	–
	Loans
	Residential mortgages	244,732	14	–	–	244,746	245,465	719
	Personal	40,424	–	–	–	40,424	40,452	28
	Credit card	10,353	–	–	–	10,353	10,353	–
	Business and government	117,510	24,940	377	–	142,827	142,928	101
	Derivative instruments	–	34,360	–	–	34,360	34,360	–
	Customers’ liability under acceptances	10,817	–	–	–	10,817	10,817	–
	Other assets	18,617	–	–	–	18,617	18,617	–
	Financial liabilities
	Deposits
	Personal	$202,959	$–	$7,724	$–	$210,683	$210,806	$123
	Business and government	322,773	–	10,201	–	332,974	334,159	1,185
	Bank	18,708	–	–	–	18,708	18,708	–
	Secured borrowings	39,594	–	1,010	–	40,604	41,070	466
	Derivative instruments	–	29,291	–	–	29,291	29,291	–
	Acceptances	10,879	–	–	–	10,879	10,879	–
	Obligations related to securities sold short	–	21,815	–	–	21,815	21,815	–
	Cash collateral on securities lent	3,611	–	–	–	3,611	3,611	–
	Obligations related to securities sold under repurchase agreements (1)	57,718	–	6,915	–	64,633	64,633	–
	Other liabilities	15,552	120	7	–	15,679	15,679	–
	Subordinated indebtedness	5,653	–	–	–	5,653	5,929	276
2020	Financial assets
Oct. 31	Cash and deposits with banks	$61,570	$948	$–	$–	$62,518	$62,518	$–
	Securities	31,800	62,576	117	54,553	149,046	149,599	553
	Cash collateral on securities borrowed	8,547	–	–	–	8,547	8,547	–
	Securities purchased under resale agreements	58,090	7,505	–	–	65,595	65,595	–
	Loans
	Residential mortgages	220,739	63	–	–	220,802	222,920	2,118
	Personal	41,390	–	–	–	41,390	41,452	62
	Credit card	10,722	–	–	–	10,722	10,722	–
	Business and government	110,220	23,291	357	–	133,868	134,097	229
	Derivative instruments	–	32,730	–	–	32,730	32,730	–
	Customers’ liability under acceptances	9,606	–	–	–	9,606	9,606	–
	Other assets	15,940	–	–	–	15,940	15,940	–
	Financial liabilities
	Deposits
	Personal	$199,593	$–	$2,559	$–	$202,152	$202,345	$193
	Business and government	301,546	–	9,880	–	311,426	312,279	853
	Bank	17,011	–	–	–	17,011	17,011	–
	Secured borrowings	39,560	–	591	–	40,151	40,586	435
	Derivative instruments	–	30,508	–	–	30,508	30,508	–
	Acceptances	9,649	–	–	–	9,649	9,649	–
	Obligations related to securities sold short	–	15,963	–	–	15,963	15,963	–
	Cash collateral on securities lent	1,824	–	–	–	1,824	1,824	–
	Obligations related to securities sold under repurchase agreements (1)	54,617	–	17,036	–	71,653	71,653	–
	Other liabilities	15,282	133	9	–	15,424	15,424	–
	Subordinated indebtedness	5,712	–	–	–	5,712	5,993	281
(1)	Includes obligations related to securities sold under repurchase agreements supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.
The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2021 Jul. 31	2020 Oct. 31	2021 Jul. 31	2020 Oct. 31	2021 Jul. 31	2020 Oct. 31	2021 Jul. 31	2020 Oct. 31
Financial assets
Deposits with banks	$–	$–	$249	$948	$–	$–	$249	$948
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	4,227	3,917	24,875 (1)	25,091 (1)	–	–	29,102	29,008
Corporate equity	36,789	27,919	210	47	6	16	37,005	27,982
Corporate debt	–	–	3,162	3,525	2	25	3,164	3,550
Mortgage- and asset-backed	–	–	2,651 (2)	2,018 (2)	132	135	2,783	2,153
	41,016	31,836	30,898	30,681	140	176	72,054	62,693

Loans mandatorily measured and designated at FVTPL
Business and government	–	–	24,273	23,022	1,044 (3)	626 (3)	25,317	23,648
Residential mortgages	–	–	14	63	–	–	14	63
	–	–	24,287	23,085	1,044	626	25,331	23,711

Debt securities measured at FVOCI
Government issued or guaranteed	3,545	3,912	37,848	41,269	–	–	41,393	45,181
Corporate debt	–	–	7,352	6,224	–	–	7,352	6,224
Mortgage- and asset-backed	–	–	2,235	2,563	–	–	2,235	2,563
	3,545	3,912	47,435	50,056	–	–	50,980	53,968

Equity securities designated at FVOCI
Corporate equity	106	41	305	304	368	240	779	585

Securities purchased under resale agreements
measured at FVTPL	–	–	7,092	7,505	–	–	7,092	7,505
Derivative instruments
Interest rate	–	4	9,625	12,793	34	48	9,659	12,845
Foreign exchange	–	–	11,514	11,462	–	–	11,514	11,462
Credit	–	–	4	8	58	98	62	106
Equity	5,233	3,153	1,855	1,791	103	212	7,191	5,156
Precious metal	–	–	201	283	–	–	201	283
Other commodity	330	271	5,403	2,607	–	–	5,733	2,878
	5,563	3,428	28,602	28,944	195	358	34,360	32,730
Total financial assets	$50,230	$39,217	$138,868	$141,523	$1,747	$1,400	$190,845	$182,140
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(18,410)	$(13,176)	$(652)	$4	$(19,062)	$(13,172)
Obligations related to securities sold short	(7,065)	(5,363)	(14,750)	(10,600)	–	–	(21,815)	(15,963)
Obligations related to securities sold under
repurchase agreements	–	–	(6,915)	(17,036)	–	–	(6,915)	(17,036)
Derivative instruments
Interest rate	–	–	(7,875)	(9,964)	(87)	(28)	(7,962)	(9,992)
Foreign exchange	–	–	(9,805)	(10,883)	–	–	(9,805)	(10,883)
Credit	–	–	(45)	(41)	(63)	(107)	(108)	(148)
Equity	(3,817)	(3,537)	(5,098)	(3,288)	(233)	(163)	(9,148)	(6,988)
Precious metal	–	–	(153)	(366)	–	–	(153)	(366)
Other commodity	(650)	(325)	(1,465)	(1,806)	–	–	(2,115)	(2,131)
	(4,467)	(3,862)	(24,441)	(26,348)	(383)	(298)	(29,291)	(30,508)
Total financial liabilitie s	$(11,532)	$(9,225)	$(64,516)	$(67,160)	$(1,035)	$(294)	$(77,083)	$(76,679)
(1)	Includes $51 million related to securities designated at FVTPL (October 31, 2020: $57 million).
(2)	Includes $11 million related to asset-backed securities designated at FVTPL (October 31, 2020: $60 million).
(3)	Includes $377 million related to loans designated at FVTPL (October 31, 2020: $357 million).
(4)
Comprises deposits designated at FVTPL of $18,171 million (October 31, 2020: $13,419 million), net bifurcated embedded derivative liabilities of $764 million (net bifurcated embedded derivative assets of $389 million as at October 31, 2020), other liabilities designated at FVTPL of $7 million (October 31, 2020: $9 million), and other financial liabilities measured at fair value of $120 million (October 31, 2020: $133 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended July 31, 2021, we transferred $82 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and no transfer from Level 2 to Level 1, and
$4,473
million of securities sold short from Level 1 to Level 2 and no transfer from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities (for the quarter ended April 30, 2021, $76 million of securities mandatorily measured at FVTPL were transferred from Level 1 to Level 2 and $21 million from Level 2 to Level 1, and
 $578 million of securities sold short were transferred from Level 1 to Level 2 and $69 million from Level 2 to Level 1; for the quarter ended July 31, 2020, $2,153 million of securities mandatorily measured at FVTPL were transferred from Level 1 to Level 2 and $105 million from Level 2 to Level 1, and $972 million of securities sold short were transferred from Level 1 to Level 2 and no transfer from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended July 31, 2021, April 30, 2021, and July 31, 2020, primarily due to changes in the assessment of the observability of certain correlation, market volatility and probability inputs that were used in measuring the fair value of our fair value option liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized (2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$7	$–	$–	$–	$–	$–	$–	$(1)	$6
Corporate debt	–	–	–	–	–	–	2	–	2
Mortgage- and asset-backed	144	–	–	–	–	–	–	(12)	132
Loans mandatorily measured and designated at FVTPL
Business and government	996	–	1	15	–	–	53	(21)	1,044
Debt securities measured at FVOCI
Corporate debt	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	288	–	–	24	–	–	84	(28)	368
Derivative instruments
Interest rate	38	–	11	–	–	–	2	(17)	34
Foreign exchange	8	–	–	–	–	(8)	–	–	–
Credit	57	(1)	2	–	–	–	–	–	58
Equity	66	–	23	–	–	(9)	17	6	103
Total assets	$1,604	$(1)	$37	$39	$–	$(17)	$158	$(73)	$1,747
Deposits and other liabilities (5)	$(601)	$12	$(184)	$–	$–	$9	$(7)	$119	$(652)
Derivative instruments
Interest rate	(218)	–	134	–	–	9	–	(12)	(87)
Credit	(62)	1	(2)	–	–	–	–	–	(63)
Equity	(184)	–	(46)	–	–	1	(24)	20	(233)
Total liabilities	$(1,065)	$13	$(98)	$–	$–	$19	$(31)	$127	$(1,035)
Apr. 30, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$19	$–	$(6)	$–	$–	$–	$23	$(29)	$7
Corporate debt	30	–	8	–	–	–	–	(38)	–
Mortgage- and asset-backed	102	–	–	–	–	–	44	(2)	144
Loans mandatorily measured and designated at FVTPL
Business and government	879	–	(1)	(33)	–	–	180	(29)	996
Debt securities measured at FVOCI
Corporate debt	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	269	–	–	17	–	–	10	(8)	288
Derivative instruments
Interest rate	45	–	(8)	–	–	–	1	–	38
Foreign exchange	–	–	16	–	(8)	–	–	–	8
Credit	101	(6)	(38)	–	–	–	–	–	57
Equity	61	–	–	–	–	(1)	6	–	66
Total assets	$1,506	$(6)	$(29)	$(16)	$(8)	$(1)	$264	$(106)	$1,604
Deposits and other liabilities (5)	$(367)	$6	$(257)	$–	$(13)	$(3)	$(38)	$71	$(601)
Derivative instruments
Interest rate	(74)	–	(90)	–	(28)	–	(29)	3	(218)
Credit	(113)	6	44	–	–	–	–	1	(62)
Equity	(137)	–	(62)	–	–	8	(15)	22	(184)
Total liabilities	$(691)	$12	$(365)	$–	$(41)	$5	$(82)	$97	$(1,065)
Jul. 31, 2020
Securities mandatorily measured and designated at FVTPL
Corporate equity	$7	$–	$–	$–	$–	$–	$–	$–	$7
Corporate debt	25	–	1	–	–	–	–	–	26
Mortgage- and asset-backed	278	–	–	–	–	–	–	(141)	137
Loans mandatorily measured at FVTPL
Business and government	918	–	–	(16)	–	–	452	(485)	869
Debt securities measured at FVOCI
Corporate debt	18	–	–	–	–	–	–	(18)	–
Equity securities designated at FVOCI
Corporate equity	243	–	22	–	–	–	10	–	275
Derivative instruments
Interest rate	76	–	(4)	–	–	–	3	(34)	41
Credit	105	(1)	(4)	–	–	–	–	–	100
Equity	221	–	16	–	–	–	8	–	245
Total assets	$1,891	$(1)	$31	$(16)	$–	$–	$473	$(678)	$1,700
Deposits and other liabilities (5)	$157	$–	$(97)	$–	$(1)	$(30)	$(20)	$6	$15
Derivative instruments
Interest rate	–	–	(7)	–	–	–	–	2	(5)
Credit	(113)	1	4	–	–	–	–	–	(108)
Equity	(111)	–	(33)	–	–	–	(21)	9	(156)
Total liabilities	$(67)	$1	$(133)	$–	$(1)	$(30)	$(41)	$17	$(254)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $95

million (April 30, 2021: $13 million; July 31, 2020: $140
million), net bifurcated embedded derivative liabilities of
$550 million (April 30, 2021: net bifurcated embedded derivative liabilities of $562 million; July 31, 2020: net bifurcated embedded derivative assets of $155 million) and other liabilities designated at FVTPL of $7 million (April 30, 2021: $26 million; July 31, 2020: nil).

		Net gains (losses) included in income (1)
$ millions, for the nine months ended	Opening balance	Realized (2)	Unrealized (2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jul. 31, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$16	$–	$(3)	$–	$–	$–	$23	$(30)	$6
Corporate debt	25	–	13	–	–	–	2	(38)	2
Mortgage- and asset-backed	135	–	–	–	–	–	44	(47)	132
Loans mandatorily measured and designated at FVTPL
Business and government	626	–	–	(43)	–	–	511	(50)	1,044
Debt securities measured at FVOCI
Corporate debt	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	240	–	–	60	–	–	111	(43)	368
Derivative instruments
Interest rate	48	–	(1)	–	–	–	3	(16)	34
Foreign exchange	–	–	16	–	(8)	(8)	–	–	–
Credit	98	(13)	(27)	–	–	–	–	–	58
Equity	212	–	38	–	–	(10)	23	(160)	103
Total assets	$1,400	$(13)	$36	$17	$(8)	$(18)	$717	$(384)	$1,747
Deposits and other liabilities (5)	$4	$18	$(828)	$–	$(15)	$1	$(47)	$215	$(652)
Derivative instruments
Interest rate	(28)	–	(3)	–	(28)	9	(29)	(8)	(87)
Credit	(107)	13	34	–	–	–	–	(3)	(63)
Equit y	(163)	–	(152)	–	–	9	(39)	112	(233)
Total liabilities	$(294)	$31	$(949)	$–	$(43)	$19	$(115)	$316	$(1,035)
Jul. 31, 2020
Securities mandatorily measured and designated at FVTPL
Corporate equity	$7	$–	$(7)	$–	$7	$–	$–	$–	$7
Corporate debt	23	–	3	–	–	–	–	–	26
Mortgage- and asset-backed	173	–	–	–	–	–	118	(154)	137
Loans mandatorily measured at FVTPL
Business and government	831	–	–	5	–	–	1,026	(993)	869
Debt securities measured at FVOCI
Corporate debt	–	–	–	(3)	20	–	1	(18)	–
Equity securities designated at FVOCI
Corporate equity	291	–	22	5	–	–	30	(73)	275
Derivative instruments
Interest rate	56	–	20	–	–	–	4	(39)	41
Credit	104	(6)	2	–	–	–	–	–	100
Equity	252	–	(8)	–	–	–	53	(52)	245
Total assets	$1,737	$(6)	$32	$7	$27	$–	$1,232	$(1,329)	$1,700
Deposits and other liabilities (5)	$(601)	$–	$530	$–	$(44)	$30	$(69)	$169	$15
Derivative instruments
Interest rate	(1)	–	(9)	–	–	–	–	5	(5)
Credit	(112)	6	(2)	–	–	–	–	–	(108)
Equity	(155)	–	22	–	–	–	(60)	37	(156)
Total liabilities	$(869)	$6	$541	$–	$(44)	$30	$(129)	$211	$(254)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $95 million (July 31, 2020: $140 million), net bifurcated embedded derivative liabilities of $550 million (July 31, 2020: net bifurcated embedded derivative assets of $155 million) and other liabilities designated at FVTPL of
$7
million (July 31, 2020:

 nil).

Financial instruments designated at FVTPL (fair value option)
A net gain of $5 million, net of hedges for the three months ended July 31, 2021 (a net gain of $14 million and a net gain of $14 million for the three months ended April 30, 2021 and July 31, 2020, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net gain of $38 million, net of hedges for the nine months ended July 31, 2021 was recognized for FVO assets and FVO liabilities (a net gain of $56 million for the nine months ended July 31, 2020).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.